ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND – 23.8%

Debt Fund – 23.8%
AdvisorShares Sage Core Reserves ETF† (Cost $27,313,985)	275,000	$27,143,875

MONEY MARKET FUND – 70.1%
STIT - Government & Agency Portfolio, Institutional Class, 0.02%(a) (Cost $80,057,737)	80,057,737	80,057,737
Total Investments Before Securities Sold, Not Yet Purchased (Cost $107,371,722)		107,201,612

Securities Sold, Not Yet Purchased – (97.9)%(b)

WARRANT – (0.0)%**

Oil & Gas – (0.0)%**
Occidental Petroleum Corp., 08/03/27*	(8,342)	(25,026)

COMMON STOCKS – (97.9)%

Aerospace/Defense – (2.7)%
Boeing Co. (The)	(5,566)	(919,837)
Hexcel Corp.	(32,231)	(1,081,350)
Spirit AeroSystems Holdings, Inc., Class A	(59,673)	(1,128,417)
Total Aerospace/Defense		(3,129,604)

Airlines – (3.1)%
Alaska Air Group, Inc.	(32,223)	(1,180,328)
American Airlines Group, Inc.	(79,663)	(979,058)
United Airlines Holdings, Inc.*	(39,194)	(1,361,992)
Total Airlines		(3,521,378)

Apparel – (3.8)%
PVH Corp.	(20,000)	(1,192,800)
Ralph Lauren Corp.	(17,895)	(1,216,323)
Tapestry, Inc.	(64,545)	(1,008,838)
Under Armour, Inc., Class C*	(88,784)	(873,635)
Total Apparel		(4,291,596)

Auto Parts & Equipment – (1.0)%
Goodyear Tire & Rubber Co. (The)	(148,752)	(1,140,928)

Banks – (10.6)%
CIT Group, Inc.	(61,097)	(1,082,028)
Comerica, Inc.	(22,374)	(855,805)
First Hawaiian, Inc.	(75,629)	(1,094,352)
First Horizon National Corp.	(228,584)	(2,155,547)
Hancock Whitney Corp.	(49,258)	(926,543)
PacWest Bancorp	(55,225)	(943,243)
Synovus Financial Corp.	(49,550)	(1,048,973)
Texas Capital Bancshares, Inc.*	(33,644)	(1,047,338)
Webster Financial Corp.	(35,869)	(947,300)
Wells Fargo & Co.	(43,562)	(1,024,143)
Wintrust Financial Corp.	(23,102)	(925,235)
Total Banks		(12,050,507)

Beverages – (0.9)%
Molson Coors Beverage Co., Class B	(31,638)	(1,061,771)

Biotechnology – (2.6)%
Bluebird Bio, Inc.*	(22,337)	(1,205,081)
Sage Therapeutics, Inc.*	(28,807)	(1,760,684)
Total Biotechnology		(2,965,765)

Chemicals – (2.0)%
Olin Corp.	(94,255)	(1,166,877)
W R Grace & Co.	(28,140)	(1,133,761)
Total Chemicals		(2,300,638)

Coal – (0.6)%
Peabody Energy Corp.	(313,887)	(721,940)

Commercial Services – (5.1)%
Brink’s Co. (The)	(26,476)	(1,087,899)
Euronet Worldwide, Inc.*	(12,494)	(1,138,204)
H&R Block, Inc.	(77,715)	(1,265,977)
Sabre Corp.	(181,092)	(1,178,909)
WW International, Inc.*	(59,874)	(1,129,822)
Total Commercial Services		(5,800,811)

Computers – (3.8)%
DXC Technology Co.	(50,223)	(896,480)
Hewlett Packard Enterprise Co.	(116,458)	(1,091,211)
NCR Corp.*	(56,162)	(1,243,427)
Western Digital Corp.	(31,805)	(1,162,473)
Total Computers		(4,393,591)

Cosmetics/Personal Care – (0.7)%
Coty, Inc., Class A	(276,896)	(747,619)

Diversified Financial Services – (1.9)%
Alliance Data Systems Corp.	(20,044)	(841,447)
Invesco Ltd.	(120,169)	(1,371,128)
Total Diversified Financial Services		(2,212,575)

Electric – (2.1)%
PG&E Corp.*	(128,482)	(1,206,446)
Portland General Electric Co.	(32,790)	(1,164,045)
Total Electric		(2,370,491)

Electronics – (1.0)%
Avnet, Inc.	(42,762)	(1,104,970)

Engineering & Construction – (0.8)%
Fluor Corp.	(103,270)	(909,809)

Entertainment – (1.6)%
Cinemark Holdings, Inc.	(93,735)	(937,350)
Six Flags Entertainment Corp.	(44,504)	(903,431)
Total Entertainment		(1,840,781)

Food – (1.9)%
Pilgrim’s Pride Corp.*	(74,669)	(1,117,422)
US Foods Holding Corp.*	(47,884)	(1,063,982)
Total Food		(2,181,404)

Food Service – (1.1)%
Aramark	(48,264)	(1,276,583)

Insurance – (5.9)%
American Financial Group, Inc.	(17,942)	(1,201,755)
American International Group, Inc.	(37,962)	(1,045,094)
Assured Guaranty Ltd.	(50,458)	(1,083,838)
Lincoln National Corp.	(28,596)	(895,913)
Reinsurance Group of America, Inc.	(14,924)	(1,420,615)
Unum Group	(64,363)	(1,083,229)
Total Insurance		(6,730,444)

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Internet – (0.7)%
TripAdvisor, Inc.	(43,362)	$(849,462)

Iron/Steel – (0.8)%
United States Steel Corp.	(125,321)	(919,856)

Leisure Time – (2.2)%
Carnival Corp.	(70,328)	(1,067,579)
Royal Caribbean Cruises Ltd.	(21,650)	(1,401,405)
Total Leisure Time		(2,468,984)

Machinery - Diversified – (0.9)%
Flowserve Corp.	(39,320)	(1,073,043)

Media – (2.5)%
Discovery, Inc., Class C*	(60,928)	(1,194,189)
ViacomCBS, Inc., Class B	(60,110)	(1,683,681)
Total Media		(2,877,870)

Miscellaneous Manufacturing – (0.9)%
General Electric Co.	(163,258)	(1,017,097)

Office/Business Equipment – (1.0)%
Xerox Holdings Corp.	(60,074)	(1,127,589)

Oil & Gas – (10.9)%
Cimarex Energy Co.	(45,463)	(1,106,115)
Concho Resources, Inc.	(17,950)	(791,954)
Continental Resources, Inc.	(62,046)	(761,925)
Devon Energy Corp.	(94,465)	(893,639)
Diamondback Energy, Inc.	(31,903)	(960,918)
Helmerich & Payne, Inc.	(72,990)	(1,069,303)
HollyFrontier Corp.	(38,535)	(759,525)
Marathon Oil Corp.	(215,054)	(879,571)
Noble Energy, Inc.	(123,244)	(1,053,736)
Occidental Petroleum Corp.	(98,754)	(988,527)
Parsley Energy, Inc., Class A	(134,131)	(1,255,466)
Patterson-UTI Energy, Inc.	(383,809)	(1,093,856)
Transocean Ltd.*	(999,826)	(806,760)
Total Oil & Gas		(12,421,295)

Oil & Gas Services – (3.0)%
Core Laboratories NV	(72,598)	(1,107,846)
National Oilwell Varco, Inc.	(76,500)	(693,090)
RPC, Inc.*	(296,396)	(782,485)
Schlumberger NV	(51,784)	(805,759)
Total Oil & Gas Services		(3,389,180)

Pipelines – (1.0)%
ONEOK, Inc.	(42,474)	(1,103,475)

Real Estate – (1.0)%
Howard Hughes Corp. (The)*	(20,010)	(1,152,576)

REITS – (8.2)%
Diversified Healthcare Trust	(298,031)	(1,049,069)
EPR Properties	(35,773)	(983,758)
Federal Realty Investment Trust	(14,407)	(1,058,050)
Macerich Co. (The)	(150,894)	(1,024,570)
New Residential Investment Corp.	(158,197)	(1,257,666)
Ryman Hospitality Properties, Inc.	(30,663)	(1,128,398)
Service Properties Trust	(126,611)	(1,006,558)
Simon Property Group, Inc.	(15,344)	(992,450)
Ventas, Inc.	(21,325)	(894,797)
Total REITS		(9,395,316)

Retail – (4.8)%
Foot Locker, Inc.	(38,068)	(1,257,386)
Kohl’s Corp.	(62,189)	(1,152,362)
Macy’s, Inc.	(182,189)	(1,038,477)
Nordstrom, Inc.	(72,683)	(866,381)
Walgreens Boots Alliance, Inc.	(33,469)	(1,202,207)
Total Retail		(5,516,813)

Savings & Loans – (1.0)%
Sterling Bancorp	(103,602)	(1,089,893)

Shipbuilding – (1.0)%
Huntington Ingalls Industries, Inc.	(7,987)	(1,124,170)

Software – (1.0)%
J2 Global, Inc.*	(16,126)	(1,116,242)

Telecommunications – (1.7)%
CommScope Holding Co., Inc.*	(106,585)	(959,265)
ViaSat, Inc.*	(30,166)	(1,037,409)
Total Telecommunications		(1,996,674)

Textiles – (1.3)%
Mohawk Industries, Inc.*	(14,902)	(1,454,286)

Transportation – (0.8)%
Kirby Corp.*	(26,000)	(940,420)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(137,112,010)]		$(111,812,472)
Total Investments – (4.0)% (Cost $(29,740,288))		(4,610,860)
Other Assets in Excess of Liabilities – 104.0%		118,796,357
Net Assets – 100.0%		$114,185,497

ETF - Exchange Traded Fund
REITS - Real Estate Investment Trusts

*	Non-income producing security.
**	Less than 0.05%.
†	Affiliated Company.
(a)	Rate shown reflects the 7-day yield as of September 30, 2020.
(b)	As of September 30, 2020 cash in the amount of $122,935,867 has been segregated as collateral from the broker for securities sold short.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$27,143,875	$–	$–	$27,143,875
Money Market Fund	80,057,737	–	–	80,057,737
Total	$107,201,612	$–	$–	$107,201,612

Liabilities	Level 1	Level 2	Level 3	Total
Warrant	$(25,026)	$–	$–	$(25,026)
Common Stocks	(111,787,446)	–	–	(111,787,446)
Total	$(111,812,472)	$–	$–	$(111,812,472)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	(2.7)%
Airlines	(3.1)
Apparel	(3.8)
Auto Parts & Equipment	(1.0)
Banks	(10.6)
Beverages	(0.9)
Biotechnology	(2.6)
Chemicals	(2.0)
Coal	(0.6)
Commercial Services	(5.1)
Computers	(3.8)
Cosmetics/Personal Care	(0.7)
Debt Fund	23.8
Diversified Financial Services	(1.9)
Electric	(2.1)
Electronics	(1.0)
Engineering & Construction	(0.8)
Entertainment	(1.6)
Food	(1.9)
Food Service	(1.1)
Insurance	(5.9)
Internet	(0.7)
Iron/Steel	(0.8)
Leisure Time	(2.2)
Machinery - Diversified	(0.9)
Media	(2.5)
Miscellaneous Manufacturing	(0.9)
Office/Business Equipment	(1.0)
Oil & Gas	(10.9)
Oil & Gas Services	(3.0)
Pipelines	(1.0)
Real Estate	(1.0)
REITS	(8.2)
Retail	(4.8)
Savings & Loans	(1.0)
Shipbuilding	(1.0)
Software	(1.0)
Telecommunications	(1.7)
Textiles	(1.3)
Transportation	(0.8)
Money Market Fund	70.1
Total Investments	(4.0)
Other Assets in Excess of Liabilities	104.0
Net Assets	100.0%

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended September 30, 2020 were as follows:

Affiliated Fund Name	Value at 6/30/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 9/30/2020	Value at 9/30/2020	Dividend Income
AdvisorShares Sage Core Reserves ETF	$17,212,125	$9,862,980	$–	$–	$68,770	275,000	$27,143,875	$71,847